Insurance contracts and private pension - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Assets	R$ 3,066,169	R$ 2,854,475	R$ 2,543,100
Liabilities	2,851,093	2,633,191	R$ 2,344,050
Fair value investment funds	335,480	287,919
Revenue from insurance	1,794	2,241
Revenue from private pension	18,087	17,798
General Model B B A
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Assets	188	46
Liabilities	R$ 6,085	R$ 5,798